Goodwill (Details Textual)	12 Months Ended
Dec. 31, 2017
Intangible assets and goodwill [Line Items]
Growth rate used to extrapolate cash flow projections	3.00%
Explanation of period over which management has projected cash flows	5 year
Bottom of range [member]
Intangible assets and goodwill [Line Items]
Discount rate applied to cash flow projections	9.20%
Top of range [member]
Intangible assets and goodwill [Line Items]
Discount rate applied to cash flow projections	10.90%